GOING CONCERN (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Stockholders' Equity Attributable to Parent	$ 17,988,106	$ 16,946,466	$ 14,127,668	$ 21,696,643	$ 17,036,920
[custom:WorkingCapitalDeficit]	$ 4,363,884	$ 3,836,786